Marketable Securities - Narrative (Details) - Marketable securities - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Unrealized loss on changes in fair value	$ 1,128
Investment, value of shares issued		$ 5,025
Investment, value of shares sold	$ 126	$ 2,179
FVTOCI | Radient
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Shares held (in shares)	37,643,431	37,643,431
Fair value	$ 0	$ 0
Unrealized loss on changes in fair value	$ 1,100	$ 0
FVTPL | High Tide
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Investment, shares issued (in shares)		2,491,496
Investment, value of shares issued		$ 5,000
Investment, shares sold (in shares)		996,538
Investment, value of shares sold		$ 2,200